Awards and Restricted Stock Units Issued under 2007 Plan and 2014 Omnibus Plan (Detail) - 2007 Plan and 2014 Omnibus Plan - $ / shares	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Weighted-Average Grant-Date Fair Value
Beginning Balance	$ 26.42
Shares granted	60.01	$ 55.19	$ 50.99
Shares exercised	26.12
Ending Balance	$ 31.73	$ 26.42
Shares
Beginning Balance	702,000
Shares granted	38,946
Shares exercised	(309,000)
Ending Balance	432,000	702,000